FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
Debt Securities
Net carrying amount	£ 4,562	£ 5,137
Total financial assets at fair value through other comprehensive income	27,786	27,260
The Group | Financial assets at fair value through other comprehensive income
Debt Securities
Government securities	14,599	14,267
Asset-backed securities	55	65
Corporate and other debt securities	13,131	12,928
Net carrying amount	27,785	27,260
Equity shares	1	0
Total financial assets at fair value through other comprehensive income	27,786	27,260
The Bank
Debt Securities
Net carrying amount	3,756	4,315
Total financial assets at fair value through other comprehensive income	25,529	24,647
The Bank | Financial assets at fair value through other comprehensive income
Debt Securities
Government securities	14,445	14,114
Asset-backed securities	0	0
Corporate and other debt securities	11,084	10,533
Net carrying amount	25,529	24,647
Equity shares	0	0
Total financial assets at fair value through other comprehensive income	£ 25,529	£ 24,647